Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 324.2	$ 198.6
Intangible assets	382.0	229.4
Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0.0	0.0
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	371.5	220.6
Computer software assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	10.5	8.8
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	379.6	254.0
Intangible assets	1,086.7	908.9
Cost | Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	111.3	111.3
Cost | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	676.6	503.2
Cost | Computer software assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	298.8	294.4
Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	(55.4)	(55.4)
Intangible assets	(704.7)	(679.5)
Accumulated Amortization and Impairment | Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(111.3)	(111.3)
Accumulated Amortization and Impairment | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(305.1)	(282.6)
Accumulated Amortization and Impairment | Computer software assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ (288.3)	$ (285.6)